Schedule of Investments (unaudited)
October 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.6%
ANZ Group Holdings Ltd.	10,207,648	$244,490,532
APA Group	4,461,643	26,796,327
Aristocrat Leisure Ltd.	1,921,429	79,499,368
ASX Ltd.	667,774	24,638,786
BHP Group Ltd.	17,372,147	495,248,573
BlueScope Steel Ltd.	1,483,290	22,191,715
Brambles Ltd.	4,669,819	75,882,531
CAR Group Ltd.	1,295,232	30,242,918
Cochlear Ltd.	223,763	42,009,217
Coles Group Ltd.	4,574,561	65,976,848
Commonwealth Bank of Australia	5,727,281	642,629,524
Computershare Ltd.	1,782,647	42,586,654
CSL Ltd.	1,658,651	193,293,051
Evolution Mining Ltd.	6,884,984	48,722,031
Fortescue Ltd.	5,785,091	80,454,580
Goodman Group	6,959,326	150,099,957
Insurance Australia Group Ltd.	8,097,827	41,629,617
James Hardie Industries PLC(a)	1,965,830	41,401,822
Lottery Corp. Ltd. (The)	7,649,420	27,515,086
Macquarie Group Ltd.	1,240,306	176,910,505
Medibank Pvt Ltd.	9,451,387	30,164,001
National Australia Bank Ltd.	10,482,965	298,869,901
Northern Star Resources Ltd.	4,646,053	74,916,827
Origin Energy Ltd.	5,906,140	47,330,740
Pro Medicus Ltd.	196,769	33,786,199
Qantas Airways Ltd.	2,522,335	16,804,148
QBE Insurance Group Ltd.	5,147,728	66,789,577
REA Group Ltd.	178,370	24,853,530
Rio Tinto Ltd.	1,270,456	110,308,933
Santos Ltd.	11,112,680	45,896,869
Scentre Group	17,812,124	47,448,537
SGH Ltd.	694,912	22,018,570
Sigma Healthcare Ltd.	15,707,810	31,934,979
Sonic Healthcare Ltd.	1,602,794	22,183,628
South32 Ltd.	15,498,620	32,052,486
Stockland	8,198,888	33,897,314
Suncorp Group Ltd.	3,695,615	47,440,250
Telstra Group Ltd.	13,669,541	43,671,935
Transurban Group	10,668,482	100,941,881
Vicinity Ltd.	13,206,628	21,818,241
Washington H Soul Pattinson & Co. Ltd.	1,170,414	28,758,559
Wesfarmers Ltd.	3,890,325	213,524,202
Westpac Banking Corp.	11,716,283	296,474,263
WiseTech Global Ltd.(b)	691,859	31,204,207
Woodside Energy Group Ltd.	6,466,139	104,786,672
Woolworths Group Ltd.	4,160,133	77,291,091
Xero Ltd.(a)	561,949	53,163,293
		4,510,550,475
Austria — 0.2%
Erste Group Bank AG	1,048,654	108,628,875
OMV AG	506,515	27,729,735
Verbund AG	234,110	18,068,653
		154,427,263
Belgium — 1.1%
Ageas SA	506,339	33,509,302
Anheuser-Busch InBev SA	3,378,541	206,013,968
Argenx SE(a)	209,180	171,206,943
D'ieteren Group	73,185	13,368,905
Elia Group SA, Class B	166,970	20,124,610
Groupe Bruxelles Lambert NV	281,805	24,767,992
Security	Shares	Value
Belgium (continued)
KBC Group NV	782,335	$94,122,260
Lotus Bakeries NV	1,394	12,162,167
Sofina SA	52,376	14,395,790
Syensqo SA(b)	247,064	20,394,216
UCB SA	429,955	110,559,471
		720,625,624
China — 0.0%
Wharf Holdings Ltd. (The)(b)	3,620,168	9,513,333
Denmark — 1.8%
AP Moller - Maersk A/S, Class A	9,912	20,430,171
AP Moller - Maersk A/S, Class B, NVS(b)	14,425	29,656,752
Carlsberg A/S, Class B	326,669	38,409,589
Coloplast A/S, Class B	427,063	38,625,456
Danske Bank A/S	2,349,462	105,004,971
Demant A/S(a)	290,214	9,655,458
DSV A/S	695,666	148,460,876
Genmab A/S(a)	217,900	62,151,138
Novo Nordisk A/S, Class B	11,008,035	541,943,956
Novonesis Novozymes B, Class B	1,195,811	71,461,190
Orsted A/S(a)(c)	1,807,395	32,369,080
Pandora A/S	280,386	37,518,081
Rockwool AS, Class B	317,746	10,887,783
Tryg A/S	1,143,637	28,189,488
Vestas Wind Systems A/S	3,419,599	69,937,988
		1,244,701,977
Finland — 0.9%
Elisa OYJ	484,527	21,350,296
Fortum OYJ	1,528,280	34,080,521
Kesko OYJ, Class B	922,037	19,450,013
Kone OYJ, Class B	1,155,476	77,200,854
Metso OYJ	2,263,852	37,124,891
Neste OYJ	1,451,882	30,083,963
Nokia OYJ	18,144,063	123,766,035
Orion OYJ, Class B	366,941	25,624,573
Sampo OYJ, Class A	8,236,522	91,806,974
Stora Enso OYJ, Class R	1,994,867	23,228,534
UPM-Kymmene OYJ	1,825,389	48,979,381
Wartsila OYJ Abp	1,710,014	55,946,694
		588,642,729
France — 10.8%
Accor SA	671,530	34,162,650
Aeroports de Paris SA	118,965	16,319,735
Air Liquide SA	1,979,791	383,166,508
Airbus SE	2,033,642	501,437,200
Alstom SA(a)	1,188,469	29,720,731
Amundi SA(c)	215,547	15,979,010
ArcelorMittal SA	1,590,225	60,708,505
Arkema SA	199,339	11,833,294
AXA SA	6,065,934	263,191,201
BioMerieux	142,254	18,315,290
BNP Paribas SA	3,484,865	269,930,512
Bollore SE	2,437,076	13,570,565
Bouygues SA	651,194	29,393,664
Bureau Veritas SA	1,163,494	38,235,246
Capgemini SE	557,231	85,727,421
Carrefour SA	2,010,812	30,284,729
Cie de Saint-Gobain SA	1,539,176	149,395,504
Cie Generale des Etablissements Michelin SCA	2,288,715	73,113,945
Covivio SA/France	186,717	11,979,359
Credit Agricole SA	3,628,326	65,496,251

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Danone SA	2,215,413	$195,657,786
Dassault Aviation SA	66,807	21,528,231
Dassault Systemes SE	2,295,185	65,315,768
Edenred SE	832,166	23,919,911
Eiffage SA	232,801	28,646,104
Engie SA	6,242,825	146,162,961
EssilorLuxottica SA	1,030,578	377,416,868
Eurofins Scientific SE	402,795	28,408,919
Euronext NV(c)	268,121	38,317,639
FDJ UNITED	378,348	11,023,963
Gecina SA	157,816	14,666,044
Getlink SE	1,030,278	18,805,890
Hermes International SCA	108,511	268,506,014
Ipsen SA	129,590	18,211,439
Kering SA	254,377	90,333,567
Klepierre SA	726,417	27,761,149
Legrand SA	896,352	154,788,974
L'Oreal SA	823,105	343,491,021
LVMH Moet Hennessy Louis Vuitton SE	855,846	604,931,285
Orange SA	6,372,671	101,939,568
Pernod Ricard SA	693,024	67,875,123
Publicis Groupe SA	783,565	78,536,026
Renault SA	657,969	25,568,139
Rexel SA	765,971	26,560,026
Safran SA	1,232,369	437,883,278
Sanofi SA	3,783,345	382,733,696
Sartorius Stedim Biotech	100,630	24,067,619
Schneider Electric SE	1,876,395	534,640,818
Societe Generale SA	2,466,808	156,446,460
Sodexo SA	301,732	16,707,030
STMicroelectronics NV	2,333,093	57,291,161
Teleperformance SE	182,871	13,058,554
Thales SA	317,305	90,480,405
TotalEnergies SE	7,017,415	438,132,449
Unibail-Rodamco-Westfield, New	415,787	42,993,712
Veolia Environnement SA	2,141,628	70,774,599
Vinci SA	1,695,421	226,705,336
		7,372,248,852
Germany — 9.2%
adidas AG	582,459	110,132,732
Allianz SE, Registered	1,321,622	531,082,695
BASF SE	3,050,627	150,523,494
Bayer AG, Registered	3,362,262	104,581,437
Bayerische Motoren Werke AG	986,886	92,022,024
Beiersdorf AG	335,908	35,610,956
Brenntag SE	421,534	23,411,462
Commerzbank AG	2,628,624	95,847,217
Continental AG	377,260	28,827,144
Covestro AG, NVS(a)	617,905	43,161,031
CTS Eventim AG & Co. KGaA	210,813	18,887,021
Daimler Truck Holding AG	1,619,837	64,927,374
Delivery Hero SE, Class A(a)(c)	656,445	16,673,530
Deutsche Bank AG, Registered	6,343,505	227,098,548
Deutsche Boerse AG	645,639	163,501,594
Deutsche Lufthansa AG, Registered	2,028,447	17,783,184
Deutsche Post AG, Registered	3,281,265	150,762,150
Deutsche Telekom AG, Registered	11,946,008	370,029,638
E.ON SE	7,673,789	142,781,402
Evonik Industries AG	866,110	14,514,303
Fresenius Medical Care AG	748,603	40,190,431
Fresenius SE & Co. KGaA	1,440,984	82,918,475
GEA Group AG	498,302	35,642,357
Security	Shares	Value
Germany (continued)
Hannover Rueck SE	205,768	$58,742,330
Heidelberg Materials AG	455,241	106,801,134
Henkel AG & Co. KGaA	352,526	26,324,350
Hensoldt AG(b)	216,852	23,115,907
Infineon Technologies AG	4,463,618	177,173,925
Knorr-Bremse AG	245,080	22,804,196
LEG Immobilien SE	258,635	19,711,666
Mercedes-Benz Group AG	2,468,392	160,160,466
Merck KGaA	441,315	57,809,437
MTU Aero Engines AG	184,620	80,683,569
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	447,576	276,912,534
Nemetschek SE	195,096	22,543,444
QIAGEN NV	738,841	34,777,291
Rational AG	17,604	12,914,265
Rheinmetall AG	157,071	308,767,680
RWE AG	2,153,651	106,025,350
SAP SE	3,573,783	929,442,162
Scout24 SE(c)	257,018	29,723,170
Siemens AG, Registered	2,601,035	737,126,041
Siemens Energy AG(a)	2,327,801	290,009,790
Siemens Healthineers AG(c)	1,160,229	65,030,764
Symrise AG, Class A	454,912	37,620,766
Talanx AG(a)	218,640	26,624,077
Vonovia SE	2,567,262	77,160,983
Zalando SE(a)(c)	757,792	21,235,281
		6,270,150,777
Hong Kong — 1.9%
AIA Group Ltd.	36,404,000	354,237,486
BOC Hong Kong Holdings Ltd.	12,664,500	62,229,779
CK Asset Holdings Ltd.	6,617,184	32,736,823
CK Infrastructure Holdings Ltd.	2,145,792	13,956,993
CLP Holdings Ltd.(b)	5,620,000	47,935,030
Futu Holdings Ltd., ADR	209,691	41,736,897
Galaxy Entertainment Group Ltd.	7,444,000	37,088,452
Hang Seng Bank Ltd.(b)	2,552,900	49,768,647
Henderson Land Development Co. Ltd.(b)	5,043,764	17,742,706
HKT Trust & HKT Ltd., Class SS	13,170,440	19,231,103
Hong Kong & China Gas Co. Ltd.(b)	38,489,513	35,820,338
Hong Kong Exchanges & Clearing Ltd.	3,979,400	216,888,783
Hongkong Land Holdings Ltd.	3,827,500	23,387,238
Jardine Matheson Holdings Ltd.	560,000	32,880,161
Link REIT	8,915,829	46,430,206
MTR Corp. Ltd.(b)	5,258,500	19,291,795
Power Assets Holdings Ltd.	4,765,500	30,273,989
Sands China Ltd.	8,207,200	21,390,064
Sino Land Co. Ltd.	12,622,000	15,678,231
SITC International Holdings Co. Ltd.	4,606,000	16,964,529
Sun Hung Kai Properties Ltd.(b)	4,960,500	60,363,253
Swire Pacific Ltd., Class A	1,208,500	9,981,388
Techtronic Industries Co. Ltd.	5,023,533	58,594,519
WH Group Ltd.(c)	28,835,500	27,737,346
Wharf Real Estate Investment Co. Ltd.	5,831,912	16,598,897
		1,308,944,653
Ireland — 0.4%
AIB Group PLC	7,294,157	67,225,328
Bank of Ireland Group PLC	3,351,180	54,868,769
Kerry Group PLC, Class A	561,477	51,219,481
Kingspan Group PLC	528,319	39,559,618
Ryanair Holdings PLC	2,892,232	87,564,092
		300,437,288

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel — 1.1%
Azrieli Group Ltd.	143,455	$15,134,799
Bank Hapoalim BM	4,262,224	86,449,232
Bank Leumi Le-Israel BM	5,087,441	103,254,540
Check Point Software Technologies Ltd.(a)	296,468	58,012,858
CyberArk Software Ltd.(a)(b)	164,078	85,448,541
Elbit Systems Ltd.	94,908	44,955,881
ICL Group Ltd.	2,645,925	17,332,101
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	4,163,787	41,611,983
Mizrahi Tefahot Bank Ltd.	531,356	34,547,467
Monday.com Ltd.(a)(b)	138,249	28,374,225
Nice Ltd.(a)	215,920	29,453,196
Nova Ltd.(a)	100,021	34,743,332
Phoenix Financial Ltd.	771,332	29,693,983
Teva Pharmaceutical Industries Ltd., ADR(a)	3,930,257	80,491,663
Wix.com Ltd.(a)	190,031	27,657,112
		717,160,915
Italy — 3.2%
Banca Mediolanum SpA	760,683	15,293,122
Banca Monte dei Paschi di Siena SpA	6,748,477	59,187,412
Banco BPM SpA	3,865,775	56,322,187
BPER Banca SpA	4,975,264	59,613,087
Davide Campari-Milano NV(b)	2,135,493	14,867,028
Enel SpA	27,869,126	281,917,312
Eni SpA	6,982,255	128,749,104
Ferrari NV	430,892	172,555,193
FinecoBank Banca Fineco SpA	2,087,664	47,766,055
Generali	2,936,381	113,038,592
Infrastrutture Wireless Italiane SpA(c)	948,741	10,425,104
Intesa Sanpaolo SpA	48,745,226	314,179,508
Leonardo SpA	1,383,276	81,384,601
Moncler SpA	799,302	47,949,607
Nexi SpA(c)	1,892,150	9,976,580
Poste Italiane SpA(c)	1,557,257	37,545,306
Prysmian SpA	964,179	100,528,886
Recordati Industria Chimica e Farmaceutica SpA	396,678	23,610,970
Snam SpA	6,817,105	42,045,278
Stellantis NV	6,909,721	70,270,802
Telecom Italia SpA/Milano(a)	39,246,989	23,141,702
Tenaris SA, NVS	1,395,246	27,730,322
Terna - Rete Elettrica Nazionale	4,813,800	49,361,056
UniCredit SpA	4,797,908	355,268,915
Unipol Assicurazioni SpA	1,220,356	26,717,647
		2,169,445,376
Japan — 22.6%
Advantest Corp.	2,624,600	393,022,813
Aeon Co. Ltd.	7,611,200	120,384,075
AGC Inc.	660,800	20,645,388
Aisin Corp.	1,773,600	31,871,936
Ajinomoto Co. Inc.	3,097,500	87,852,225
ANA Holdings Inc.	540,600	10,132,027
Asahi Group Holdings Ltd.	4,927,800	53,130,654
Asahi Kasei Corp.	4,238,600	32,476,654
Asics Corp.	2,381,900	60,653,096
Astellas Pharma Inc.	6,182,150	64,712,441
Bandai Namco Holdings Inc.	2,021,800	62,923,244
Bridgestone Corp.	1,944,800	84,900,481
Canon Inc.	2,959,400	84,987,517
Capcom Co. Ltd.	1,184,800	30,938,803
Central Japan Railway Co.	2,640,400	64,641,514
Chiba Bank Ltd. (The)	1,913,000	18,666,542
Security	Shares	Value
Japan (continued)
Chubu Electric Power Co. Inc.	2,328,800	$32,383,722
Chugai Pharmaceutical Co. Ltd.	2,295,600	105,064,398
Dai Nippon Printing Co. Ltd.	1,334,900	22,279,981
Daifuku Co. Ltd.	1,110,500	35,399,167
Dai-ichi Life Holdings Inc.	12,032,308	84,454,705
Daiichi Sankyo Co. Ltd.	5,844,085	139,604,180
Daikin Industries Ltd.	902,800	104,887,317
Daito Trust Construction Co. Ltd.	993,500	18,574,531
Daiwa House Industry Co. Ltd.	1,908,100	64,738,107
Daiwa Securities Group Inc.	4,597,600	35,382,907
Denso Corp.	5,962,200	83,302,554
Disco Corp.	315,400	104,738,959
East Japan Railway Co.	3,291,600	80,397,303
Eisai Co. Ltd.	903,300	26,828,535
ENEOS Holdings Inc.	9,246,550	58,333,831
FANUC Corp.	3,221,700	107,512,707
Fast Retailing Co. Ltd.	653,500	239,912,750
Fuji Electric Co. Ltd.	454,300	32,446,725
FUJIFILM Holdings Corp.	3,828,000	88,720,348
Fujikura Ltd.	859,900	117,096,042
Fujitsu Ltd.	6,029,300	157,126,194
Hankyu Hanshin Holdings Inc.	821,500	22,060,535
Hikari Tsushin Inc.	60,100	15,919,665
Hitachi Ltd.	15,680,000	535,612,799
Honda Motor Co. Ltd.	13,518,000	136,629,713
Hoya Corp.	1,176,500	191,101,257
Hulic Co. Ltd.	1,592,800	16,455,787
Idemitsu Kosan Co. Ltd.	2,771,915	19,275,206
IHI Corp.	3,524,000	72,961,217
Inpex Corp.	3,012,643	55,589,653
Isuzu Motors Ltd.	1,820,500	22,338,048
ITOCHU Corp.	4,066,200	235,527,527
Japan Airlines Co. Ltd.	486,500	8,764,490
Japan Exchange Group Inc.	3,416,700	38,100,175
Japan Post Bank Co. Ltd.	6,120,500	68,580,681
Japan Post Holdings Co. Ltd.	6,068,000	56,863,534
Japan Post Insurance Co. Ltd.	658,800	17,038,090
Japan Tobacco Inc.	4,089,400	142,445,592
JFE Holdings Inc.	1,943,875	22,277,226
Kajima Corp.	1,439,500	46,406,271
Kansai Electric Power Co. Inc. (The)	3,250,000	50,700,488
Kao Corp.	1,589,200	67,254,352
Kawasaki Heavy Industries Ltd.	515,900	41,311,515
Kawasaki Kisen Kaisha Ltd.	1,195,900	17,134,316
KDDI Corp.	10,721,900	170,910,826
Keyence Corp.	665,792	247,098,381
Kikkoman Corp.	2,291,800	18,249,680
Kirin Holdings Co. Ltd.	2,664,700	37,472,927
Kobe Bussan Co. Ltd.	508,200	11,792,325
Komatsu Ltd.	3,246,200	108,588,467
Konami Group Corp.	344,200	57,321,408
Kubota Corp.	3,351,800	43,396,288
Kyocera Corp.	4,384,300	58,177,017
Kyowa Kirin Co. Ltd.	799,200	12,374,841
Lasertec Corp.	275,100	55,854,166
LY Corp.	9,691,222	28,477,804
M3 Inc.	1,492,100	20,911,556
Makita Corp.	820,000	24,789,696
Marubeni Corp.	4,805,600	118,102,527
MatsukiyoCocokara & Co.	1,138,000	20,620,758
MEIJI Holdings Co. Ltd.	809,408	15,581,059
Minebea Mitsumi Inc.	1,226,100	24,232,345

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsubishi Chemical Group Corp.	4,640,200	$24,238,438
Mitsubishi Corp.	11,026,200	264,768,269
Mitsubishi Electric Corp.	6,500,600	184,568,856
Mitsubishi Estate Co. Ltd.	3,635,200	77,036,709
Mitsubishi HC Capital Inc.	3,016,500	23,597,078
Mitsubishi Heavy Industries Ltd.	10,960,700	330,899,916
Mitsubishi UFJ Financial Group Inc.	39,235,680	592,665,426
Mitsui & Co. Ltd.	8,442,000	207,602,458
Mitsui Fudosan Co. Ltd.	9,047,200	94,203,065
Mitsui OSK Lines Ltd.	1,166,100	34,646,714
Mizuho Financial Group Inc.	8,603,116	288,165,352
MonotaRO Co. Ltd.	847,000	11,817,428
MS&AD Insurance Group Holdings Inc.	4,403,664	90,779,155
Murata Manufacturing Co. Ltd.	5,711,500	123,145,155
NEC Corp.	4,424,200	160,687,105
Nexon Co. Ltd.	1,140,200	23,253,794
Nidec Corp.(b)	2,853,700	34,720,326
Nintendo Co. Ltd.	3,773,100	321,807,275
Nippon Building Fund Inc.	26,609	24,552,591
Nippon Paint Holdings Co. Ltd.	3,203,000	20,374,356
Nippon Sanso Holdings Corp.	594,600	19,747,743
Nippon Steel Corp.	16,504,175	68,030,662
Nippon Yusen KK	1,496,300	51,672,226
Nissan Motor Co. Ltd.(a)(b)	7,562,300	17,285,396
Nissin Foods Holdings Co. Ltd.	665,200	12,008,091
Nitori Holdings Co. Ltd.	1,352,000	21,905,365
Nitto Denko Corp.	2,415,700	60,162,652
Nomura Holdings Inc.	10,326,900	73,693,780
Nomura Research Institute Ltd.	1,291,771	49,879,219
NTT Inc.	102,267,200	105,258,886
Obayashi Corp.	2,226,800	37,671,759
Obic Co. Ltd.	1,095,800	33,992,889
Olympus Corp.	3,910,600	48,127,609
Oracle Corp./Japan	129,700	11,957,021
Oriental Land Co. Ltd./Japan	3,701,400	74,907,701
ORIX Corp.	3,980,100	97,361,332
Osaka Gas Co. Ltd.	1,247,600	39,255,540
Otsuka Corp.	769,900	15,220,969
Otsuka Holdings Co. Ltd.	1,504,400	81,875,451
Pan Pacific International Holdings Corp.	6,529,700	38,842,624
Panasonic Holdings Corp.	7,980,368	92,725,691
Rakuten Group Inc.(a)	5,184,900	33,920,670
Recruit Holdings Co. Ltd.	4,547,300	225,491,209
Renesas Electronics Corp.	5,745,700	70,956,903
Resona Holdings Inc.	7,116,700	68,612,639
Ryohin Keikaku Co. Ltd.	1,725,200	35,475,691
Sanrio Co. Ltd.	608,200	28,146,497
SBI Holdings Inc.	969,380	43,318,708
SCREEN Holdings Co. Ltd.	275,000	26,069,360
SCSK Corp.	527,000	19,365,466
Secom Co. Ltd.	1,435,500	48,526,797
Sekisui Chemical Co. Ltd.	1,297,300	22,474,793
Sekisui House Ltd.	2,041,700	43,805,210
Seven & i Holdings Co. Ltd.	7,112,840	90,473,861
SG Holdings Co. Ltd.	1,082,100	9,946,108
Shimadzu Corp.	802,000	21,562,140
Shimano Inc.	256,600	26,882,913
Shin-Etsu Chemical Co. Ltd.	5,775,300	173,599,325
Shionogi & Co. Ltd.	2,590,200	43,444,375
Shiseido Co. Ltd.	1,351,000	22,756,046
SMC Corp.	196,900	67,403,286
SoftBank Corp.	98,034,200	139,306,398
Security	Shares	Value
Japan (continued)
SoftBank Group Corp.	3,270,100	$573,799,604
Sompo Holdings Inc.	3,033,650	92,451,890
Sony Financial Holdings Inc.(a)	21,020,000	21,195,951
Sony Group Corp.	21,047,200	586,155,667
Subaru Corp.	1,989,700	42,327,127
Sumitomo Corp.	3,710,600	107,944,853
Sumitomo Electric Industries Ltd.	2,442,800	89,058,144
Sumitomo Metal Mining Co. Ltd.	835,400	27,327,970
Sumitomo Mitsui Financial Group Inc.	12,613,100	341,484,420
Sumitomo Mitsui Trust Group Inc.	2,183,820	59,982,002
Sumitomo Realty & Development Co. Ltd.	1,059,500	45,237,457
Suntory Beverage & Food Ltd.	479,600	14,517,331
Suzuki Motor Corp.	5,360,900	80,032,183
Sysmex Corp.	1,729,400	19,278,591
T&D Holdings Inc.	1,676,600	36,005,857
Taisei Corp.	529,600	38,534,402
Takeda Pharmaceutical Co. Ltd.	5,449,710	147,074,013
TDK Corp.	6,625,100	115,755,092
Terumo Corp.	4,568,400	73,738,151
TIS Inc.	717,500	24,718,470
Toho Co. Ltd./Tokyo	377,400	22,121,996
Tokio Marine Holdings Inc.	6,296,600	234,820,164
Tokyo Electron Ltd.	1,533,400	338,069,011
Tokyo Gas Co. Ltd.	1,124,500	39,463,402
Tokyo Metro Co. Ltd.(b)	981,100	10,313,432
Tokyu Corp.	1,696,500	18,878,671
Toppan Holdings Inc.	806,600	19,727,689
Toray Industries Inc.	4,756,100	29,118,885
Toyota Industries Corp.	555,800	60,416,627
Toyota Motor Corp.	32,434,220	661,240,478
Toyota Tsusho Corp.	2,356,800	72,038,485
Trend Micro Inc./Japan	430,300	21,959,258
Unicharm Corp.	3,830,400	23,699,217
West Japan Railway Co.	1,532,300	31,492,014
Yakult Honsha Co. Ltd.	867,000	12,979,690
Yamaha Motor Co. Ltd.	3,124,600	22,512,000
Yokogawa Electric Corp.	772,200	23,099,937
Yokohama Financial Group, Inc.	3,549,600	25,785,126
Zensho Holdings Co. Ltd.	325,700	20,280,045
ZOZO Inc.	1,522,500	13,161,264
		15,419,871,614
Netherlands — 5.0%
ABN AMRO Bank NV, CVA(c)	1,990,611	59,476,793
Adyen NV(a)(c)	86,334	147,931,943
Aegon Ltd.	4,510,469	34,373,044
AerCap Holdings NV	626,238	81,561,237
Akzo Nobel NV	585,922	38,720,736
ASM International NV	160,458	104,112,304
ASML Holding NV	1,347,851	1,425,095,467
ASR Nederland NV	536,060	35,775,914
BE Semiconductor Industries NV	249,305	42,505,525
Coca-Cola Europacific Partners PLC	783,745	69,620,068
CVC Capital Partners PLC(c)	724,324	12,097,369
DSM-Firmenich AG	634,601	51,725,631
EXOR NV, NVS	319,179	27,660,038
Heineken Holding NV	440,217	29,728,312
Heineken NV	987,655	76,476,401
IMCD NV	199,550	20,678,102
ING Groep NV	10,354,995	258,560,752
InPost SA(a)(b)	854,496	10,763,619
JDE Peet's NV	577,408	21,014,245
Koninklijke Ahold Delhaize NV	3,105,631	127,115,351

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Koninklijke KPN NV	13,260,997	$61,364,749
Koninklijke Philips NV	2,646,917	72,512,790
NN Group NV	917,522	62,790,477
Prosus NV	4,481,139	309,729,391
Randstad NV	374,488	14,676,513
Universal Music Group NV	3,766,229	101,017,715
Wolters Kluwer NV	816,301	100,066,696
		3,397,151,182
New Zealand — 0.2%
Auckland International Airport Ltd.	5,544,330	25,804,457
Contact Energy Ltd.	2,862,507	15,259,526
Fisher & Paykel Healthcare Corp. Ltd.	2,005,019	42,567,505
Infratil Ltd.	3,158,170	22,322,019
Meridian Energy Ltd.	4,400,541	14,897,469
		120,850,976
Norway — 0.6%
Aker BP ASA	1,066,757	27,647,066
DNB Bank ASA	3,050,611	77,868,137
Equinor ASA	2,618,408	62,714,256
Gjensidige Forsikring ASA	675,702	18,184,655
Kongsberg Gruppen ASA	1,500,350	38,248,838
Mowi ASA	1,582,012	34,777,393
Norsk Hydro ASA	4,788,469	32,372,736
Orkla ASA	2,372,925	24,100,166
Salmar ASA	230,343	12,934,704
Telenor ASA	2,094,692	31,151,286
Yara International ASA	563,055	20,513,273
		380,512,510
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	28,376,568	25,048,045
EDP Renovaveis SA	1,067,945	15,614,091
EDP SA	10,623,965	52,813,217
Galp Energia SGPS SA	1,439,233	28,915,731
Jeronimo Martins SGPS SA	960,185	24,729,581
		147,120,665
Singapore — 1.8%
CapitaLand Ascendas REIT	13,365,600	28,936,955
CapitaLand Integrated Commercial Trust(b)	20,038,470	36,429,726
CapitaLand Investment Ltd./Singapore	7,945,900	16,098,707
DBS Group Holdings Ltd.	7,274,260	301,172,572
Genting Singapore Ltd.(b)	20,625,900	11,561,818
Grab Holdings Ltd., Class A(a)	8,075,937	48,536,381
Keppel Ltd.	5,012,100	39,196,363
Oversea-Chinese Banking Corp. Ltd.	11,559,398	151,213,080
Sea Ltd., ADR(a)	1,307,364	204,275,625
Sembcorp Industries Ltd.(b)	3,046,400	15,264,126
Singapore Airlines Ltd.	5,175,000	26,343,422
Singapore Exchange Ltd.	2,930,600	38,026,152
Singapore Technologies Engineering Ltd.	5,376,700	35,029,506
Singapore Telecommunications Ltd.	25,477,785	83,160,755
United Overseas Bank Ltd.	4,310,900	114,658,954
Wilmar International Ltd.(b)	6,589,000	15,834,072
Yangzijiang Shipbuilding Holdings Ltd.(b)	9,009,700	24,333,001
		1,190,071,215
Spain — 3.6%
Acciona SA	84,104	18,615,748
ACS Actividades de Construccion y Servicios SA	619,857	50,896,232
Aena SME SA(c)	2,563,278	69,621,625
Amadeus IT Group SA	1,534,776	117,319,342
Banco Bilbao Vizcaya Argentaria SA	19,698,821	396,853,864
Banco de Sabadell SA	17,149,518	64,291,746
Security	Shares	Value
Spain (continued)
Banco Santander SA	50,943,747	$519,126,263
Bankinter SA	2,293,331	34,570,211
CaixaBank SA	13,429,359	141,944,910
Cellnex Telecom SA(c)	1,696,838	52,825,511
Endesa SA	1,091,625	39,119,354
Ferrovial SE	1,755,575	107,729,695
Grifols SA	1,015,254	13,155,543
Iberdrola SA	21,722,630	440,236,039
Industria de Diseno Textil SA	3,737,086	206,363,325
International Consolidated Airlines Group SA, Class DI	4,228,009	23,211,490
Redeia Corp. SA	1,347,914	24,264,964
Repsol SA	3,961,089	72,683,421
Telefonica SA	12,632,138	64,059,753
		2,456,889,036
Sweden — 3.9%
AddTech AB, Class B	891,416	30,032,416
Alfa Laval AB	992,067	47,150,638
Assa Abloy AB, Class B	3,425,839	129,101,231
Atlas Copco AB, Class A	9,215,631	154,417,606
Atlas Copco AB, Class B	5,352,422	80,067,738
Beijer Ref AB, Class B	1,299,506	20,534,869
Boliden AB(a)	978,572	43,881,577
Epiroc AB, Class A	2,256,810	47,586,975
Epiroc AB, Class B	1,322,552	24,682,213
EQT AB	1,279,776	44,225,963
Essity AB, Class B	2,061,787	56,632,393
Evolution AB(c)	504,432	33,609,052
Fastighets AB Balder, Class B(a)	2,424,378	17,782,491
H & M Hennes & Mauritz AB, Class B	1,936,661	36,576,008
Hexagon AB, Class B	7,126,236	86,866,103
Holmen AB, Class B	257,680	9,736,690
Industrivarden AB, Class A	404,479	16,818,248
Industrivarden AB, Class C	534,681	22,179,199
Indutrade AB	922,783	24,668,077
Investment AB Latour, Class B	500,051	12,741,005
Investor AB, Class B	5,925,134	195,095,905
L E Lundbergforetagen AB, Class B	258,896	13,856,862
Lifco AB, Class B	786,788	30,377,416
Nibe Industrier AB, Class B	5,183,207	20,169,429
Nordea Bank Abp	10,687,704	182,832,451
Saab AB, Class B	1,094,116	60,205,308
Sagax AB, Class B	744,036	16,696,677
Sandvik AB	3,649,279	110,352,265
Securitas AB, Class B	1,692,709	24,935,050
Skandinaviska Enskilda Banken AB, Class A	5,167,943	98,653,837
Skanska AB, Class B	1,166,283	31,760,226
SKF AB, Class B	1,172,056	30,042,169
Spotify Technology SA(a)	522,527	342,422,394
Svenska Cellulosa AB SCA, Class B	2,083,471	27,752,126
Svenska Handelsbanken AB, Class A	4,977,306	64,950,497
Swedbank AB, Class A	2,893,973	87,863,279
Swedish Orphan Biovitrum AB(a)	661,419	22,788,036
Tele2 AB, Class B	1,879,919	29,864,142
Telefonaktiebolaget LM Ericsson, Class B	9,565,695	97,052,208
Telia Co. AB	8,102,962	31,898,674
Trelleborg AB, Class B	688,509	28,733,007
Volvo AB, Class B	5,443,262	149,118,419
		2,636,710,869
Switzerland — 9.2%
ABB Ltd., Registered	5,384,268	400,306,955

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Alcon AG	1,701,456	$126,818,001
Amrize Ltd.(a)	1,773,067	91,748,959
Avolta AG, Registered	299,039	15,763,545
Baloise Holding AG, Registered	141,333	35,098,782
Banque Cantonale Vaudoise, Registered	101,886	11,829,636
Barry Callebaut AG, Registered	12,358	16,065,893
Belimo Holding AG, Registered	33,590	36,241,729
BKW AG	71,431	15,986,790
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,241	49,821,754
Chocoladefabriken Lindt & Spruengli AG, Registered	366	56,065,829
Cie Financiere Richemont SA, Class A, Registered	1,839,828	363,928,232
EMS-Chemie Holding AG, Registered	24,075	16,489,692
Galderma Group AG	529,082	98,256,879
Geberit AG, Registered	115,946	84,759,285
Givaudan SA, Registered	31,439	128,794,476
Helvetia Holding AG, Registered	125,465	30,830,354
Holcim AG	1,773,067	157,627,798
Julius Baer Group Ltd.	706,453	47,691,593
Kuehne + Nagel International AG, Registered	163,338	31,335,838
Logitech International SA, Registered	515,120	61,926,954
Lonza Group AG, Registered	239,737	165,545,945
Nestle SA, Registered	8,817,918	842,538,319
Novartis AG, Registered	6,506,624	805,270,564
Partners Group Holding AG	77,794	95,267,830
Roche Holding AG, Bearer	109,845	37,266,397
Roche Holding AG, NVS	2,404,460	778,853,099
Sandoz Group AG	1,430,569	95,385,747
Schindler Holding AG, Participation Certificates, NVS	139,135	49,559,909
Schindler Holding AG, Registered	79,715	26,946,847
SGS SA	565,165	63,733,539
SIG Group AG	1,034,150	11,562,569
Sika AG, Registered	518,234	101,567,500
Sonova Holding AG, Registered	173,098	47,215,968
Straumann Holding AG	381,184	47,915,489
Swatch Group AG (The), Bearer	98,013	20,483,397
Swiss Life Holding AG, Registered	97,500	105,831,576
Swiss Prime Site AG, Registered	273,083	38,816,809
Swiss Re AG	1,026,519	187,444,357
Swisscom AG, Registered	88,409	64,761,599
UBS Group AG, Registered	10,864,462	415,732,030
VAT Group AG(c)	91,511	39,991,847
Zurich Insurance Group AG	500,241	347,903,118
		6,266,983,429
United Kingdom — 14.8%
3i Group PLC	3,335,553	193,030,412
Admiral Group PLC	890,124	38,326,247
Anglo American PLC, NVS	3,814,919	144,328,377
Antofagasta PLC	1,348,337	49,487,150
Ashtead Group PLC	1,469,525	98,156,580
Associated British Foods PLC	1,119,074	33,769,783
AstraZeneca PLC	5,300,168	874,254,916
Auto Trader Group PLC(c)	3,007,383	30,852,991
Aviva PLC	10,376,438	91,201,514
BAE Systems PLC	10,296,433	253,636,859
Barclays PLC	48,752,408	261,489,402
Barratt Redrow PLC	4,652,388	23,022,240
BP PLC	54,513,235	319,382,550
British American Tobacco PLC	7,116,093	364,454,219
BT Group PLC	20,322,783	49,599,232
Security	Shares	Value
United Kingdom (continued)
Bunzl PLC	1,114,404	$33,875,320
Centrica PLC	17,212,791	40,567,120
CK Hutchison Holdings Ltd.	9,169,684	60,808,496
Coca-Cola HBC AG, Class DI	744,134	33,767,346
Compass Group PLC	5,809,309	192,287,091
DCC PLC	333,832	21,992,522
Diageo PLC	7,573,517	174,204,104
Entain PLC	2,061,824	21,475,339
Experian PLC	3,140,698	146,498,342
Fresnillo PLC	754,647	22,068,257
Glencore PLC	34,887,054	167,128,691
GSK PLC	14,009,343	328,006,889
Haleon PLC	30,714,511	142,829,503
Halma PLC	1,285,299	59,892,898
Hikma Pharmaceuticals PLC	562,382	13,603,738
HSBC Holdings PLC	59,696,722	835,720,778
Imperial Brands PLC	2,661,245	105,742,673
Informa PLC	4,487,241	57,137,430
InterContinental Hotels Group PLC	504,406	60,845,058
Intertek Group PLC	544,700	36,281,389
J Sainsbury PLC	6,016,771	27,000,850
JD Sports Fashion PLC	8,959,750	10,979,142
Kingfisher PLC	6,065,949	24,600,941
Land Securities Group PLC	2,395,899	19,580,694
Legal & General Group PLC	19,951,493	62,346,761
Lloyds Banking Group PLC	204,599,157	239,889,944
London Stock Exchange Group PLC	1,624,288	202,428,958
M&G PLC	7,707,078	26,683,184
Marks & Spencer Group PLC	7,035,727	36,767,432
Melrose Industries PLC	4,409,900	36,328,966
Mondi PLC, NVS	1,489,774	16,652,458
National Grid PLC	16,776,055	251,541,871
NatWest Group PLC, NVS	27,719,334	213,397,639
Next PLC	397,050	74,601,743
NMC Health PLC, NVS(a)(d)	473,933	6
Pearson PLC	2,026,405	28,203,537
Phoenix Group Holdings PLC	2,388,806	21,162,032
Prudential PLC	8,875,086	123,435,410
Reckitt Benckiser Group PLC	2,319,705	177,432,022
RELX PLC	6,287,728	277,894,789
Rentokil Initial PLC	8,624,842	48,139,102
Rio Tinto PLC	3,863,646	278,530,079
Rolls-Royce Holdings PLC	28,853,575	444,021,741
Sage Group PLC (The)	3,340,845	50,498,101
Schroders PLC	2,459,755	12,274,478
Segro PLC	4,351,141	39,927,649
Severn Trent PLC	925,099	33,816,988
Shell PLC	20,167,165	756,055,056
Smith & Nephew PLC	2,834,126	52,334,992
Smiths Group PLC	1,139,040	37,718,231
Spirax Group PLC	248,309	23,160,451
SSE PLC	3,777,738	95,171,743
Standard Chartered PLC	6,866,373	140,947,679
Tesco PLC	22,884,328	138,099,394
Unilever PLC	8,369,496	502,205,945
United Utilities Group PLC	2,302,814	36,330,306
Vodafone Group PLC	67,853,570	82,141,694
Whitbread PLC	598,983	22,803,408
Wise PLC, Class A(a)	2,269,602	28,860,323

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
WPP PLC	3,639,067	$13,750,830
		10,087,442,025
Total Common Stocks — 99.1% (Cost: $45,811,643,476)		67,470,452,783
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	190,470	16,501,521
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	389,962	20,403,178
Henkel AG & Co. KGaA, Preference Shares, NVS	573,878	46,491,515
Porsche Automobil Holding SE, Preference Shares, NVS	517,406	20,558,335
Sartorius AG, Preference Shares, NVS	88,761	24,420,634
Volkswagen AG, Preference Shares, NVS	706,319	73,553,759
		201,928,942
Total Preferred Stocks — 0.3% (Cost: $297,813,423)		201,928,942
Total Long-Term Investments — 99.4% (Cost: $46,109,456,899)		67,672,381,725
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(e)(f)(g)	192,853,300	192,949,727
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(e)(f)	17,000,000	$17,000,000
Total Short-Term Securities — 0.3% (Cost: $209,946,048)		209,949,727
Total Investments — 99.7% (Cost: $46,319,402,947)		67,882,331,452
Other Assets Less Liabilities — 0.3%		209,606,747
Net Assets — 100.0%		$68,091,938,199

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$201,870,254	$—	$(8,950,087)(a)	$25,881	$3,679	$192,949,727	192,853,300	$289,606 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,010,000	990,000 (a)	—	—	—	17,000,000	17,000,000	102,795	—
				$25,881	$3,679	$209,949,727		$392,401	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	475	12/11/25	$102,625	$5,652,497

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
SPI 200 Index	222	12/18/25	$32,290	$30,147
STOXX Europe 600 Index	8,541	12/19/25	281,807	6,674,231
				$12,356,875
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,509,069,270	$65,961,383,507	$6	$67,470,452,783
Preferred Stocks	—	201,928,942	—	201,928,942
Short-Term Securities
Money Market Funds	209,949,727	—	—	209,949,727
	$1,719,018,997	$66,163,312,449	$6	$67,882,331,452
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,704,378	$5,652,497	$—	$12,356,875

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust